V1 *P2
                        Supplement Dated January 15, 1999
                       to the Prospectus Dated May 1, 1998
                                       of
                          FRANKLIN(R) VALUEMARK(R) LIFE
                     Single Premium Variable Life Insurance
                         Allianz Life Variable Account A

I. YEAR 2000 Allianz Life has initiated programs to ensure that all of the computer systems utilized to provide services and administer policies will function properly in the year 2000. An assessment of the total expected costs specifically related to the year 2000 conversion has been completed; the total amounts to be expensed over the next two years are not expected to have a significant effect on Allianz Life's financial position or results of operations. Allianz Life believes it has taken steps that are reasonably designed to address the potential failure of computer systems used by its service providers and to ensure its year 2000 program is completed on a timely basis.

II. The following changes are made to the section entitled "Trust Annual Expenses":

  a) The following chart restates information about certain Portfolios, as indicated below:

                                     Management                      Total
                                   and Portfolio        Other      Annual
   Portfolio                    Administration Fees   Expenses    Expenses
--------------------------------------------------------------------------------
   Mutual Discovery Securities Fund ...    .95%*          .11%        1.06%
   Mutual Shares Securities Fund ......... .75%*          .05%         .80%
   Templeton Global Asset Allocation Fund  .80%*          .14%         .94%
   Templeton International Smaller
   Companies Fund ...............         1.00%*          .06%        1.06%
   Zero Coupon Fund - 20005 .............. .60%           .03%         .63%
   Zero Coupon Fund - 20055 .............. .62%           .03%         .65%
   Zero Coupon Fund - 20105 .............  .62%           .03%         .65%

*Includes a .15% Administration Fee which is a direct expense of the Portfolio.

  b) The following footnotes are restated as follows:
   4For the year ended December 31, 1997, Franklin Advisers, Inc. ("Advisers") agreed in advance to waive a portion of its management fees and, if necessary, to pay certain expenses of the Fund. With this reduction, management fees and total annual expenses, including management and portfolio administration fees, paid by the Portfolio represented .43% and .45% of the Portfolio's average net assets, respectively. The voluntary expense reduction was discontinued by Advisers effective January 1, 1999.

   5For the year ended December 31, 1997, Advisers agreed in advance to waive a portion of its management fees and, if necessary, to pay certain expenses of the Fund. With this reduction, management fees and total annual expenses, including management and portfolio administration fees, represented .37% and .40% of each Portfolio's average net assets, respectively. The voluntary expense reduction was discontinued by Advisers effective January 1, 1999.

III. The following replaces the first sentence under "Franklin Valuemark Funds":
  Each of the Policy Sub-Accounts of the Variable Account is invested solely in Class 1 shares of one of the Portfolios of Franklin Valuemark Funds ("Trust").

IV. The following Illustrations of Policy Values replace the illustrations on pages 80-85, "Appendix A" to the Prospectus:

 Allianz Life Insurance Company                                          Designed For: Jane Doe
  Minneapolis Minnesota                                                   Prepared By: Any Representative

                               Franklin Valuemark
                     Single Premium Variable Life Insurance
                        Female Non-Smoker Standard Issue

  Initial Face Amount: $448,956                                           Single Premium: $100,000
  Issue Age: 35                                                           State: MN
--------------------------------------------------------------------------------------------------------------------------

                            Summary of end of year values  assuming a 0.00% gross rate of return.
                                          This Illustration is based on CURRENT mortality costs.

                                     Premium                                        Net Cash           Net
      Policy                      Accumulation       Policy          Account        Surrender         Death
       Year          Payment        at 5.00%          Loan            Value           Value          Benefit
--------------------------------------------------------------------------------------------------------------------------
      Current        100,000         100,000            0            100,000         93,000          448,956
         1              0            105,000            0             97,547         91,247          448,956
         2              0            110,250            0             95,098         89,498          448,956
         3              0            115,763            0             92,648         87,748          448,956
         4              0            121,551            0             90,194         85,994          448,956
         5              0            127,628            0             87,733         84,233          448,956
        10              0            162,889            0             75,156         75,156          448,956
        15              0            207,893            0             65,327         65,327          448,956
        20              0            265,330            0             53,823         53,823          448,956
        25              0            338,635            0             39,632         39,632          448,956
        30              0            432,194            0             20,748         20,748          448,956

                            Summary of end of year values assuming a 0.00% gross rate of return.
                                  This Illustration is based on GUARANTEED mortality costs

                                     Premium                                        Net Cash           Net
      Policy                      Accumulation       Policy          Account        Surrender         Death
       Year          Payment        at 5.00%          Loan            Value           Value          Benefit
--------------------------------------------------------------------------------------------------------------------------
      Current        100,000         100,000            0            100,000         93,000          448,956
         1              0            105,000            0             97,413         91,113          448,956
         2              0            110,250            0             94,822         89,222          448,956
         3              0            115,763            0             92,220         87,320          448,956
         4              0            121,551            0             89,603         85,403          448,956
         5              0            127,628            0             86,968         83,468          448,956
        10              0            162,889            0             73,291         73,291          448,956
        15              0            207,893            0             61,910         61,910          448,956
        20              0            265,330            0             48,117         48,117          448,956
        25              0            338,635            0             30,492         30,492          448,956
        30              0            432,194            0             6,178           6,178          448,956


  Allianz Life Insurance Company    Designed For: Jane Doe
  Minneapolis Minnesota    Prepared By: Any Representative

                               Franklin Valuemark
                          Single Premium Variable Life
                        Female Non-Smoker Standard Issue

  Initial Face Amount: $448,956                                           Single Premium: $100,000
  Issue Age: 35                                                           State: MN
--------------------------------------------------------------------------------------------------------------------------

                            Summary of end of year values  assuming a 6.00% gross rate of return.
                                       This Illustration is based on CURRENT mortality costs.

                                     Premium                                        Net Cash           Net
      Policy                      Accumulation       Policy          Account        Surrender         Death
       Year          Payment        at 5.00%          Loan            Value           Value          Benefit
--------------------------------------------------------------------------------------------------------------------------
      Current        100,000         100,000            0            100,000          93,000         448,956
         1              0            105,000            0            103,453          97,153         453,463
         2              0            110,250            0            107,036         101,436         457,819
         3              0            115,763            0            110,749         105,849         462,039
         4              0            121,551            0            114,597         110,397         466,133
         5              0            127,628            0            118,583         115,083         470,113
        10              0            162,889            0            140,681         140,681         488,648
        15              0            207,893            0            170,785         170,785         506,428
        20              0            265,330            0            206,526         206,526         525,409
        25              0            338,635            0            248,768         248,768         545,660
        30              0            432,194            0            298,355         298,355         567,303

                            Summary of end of year values assuming a 6.00% gross rate of return.
                                    This  Illustration is based on GUARANTEED mortality costs.

                                     Premium                                        Net Cash           Net
      Policy                      Accumulation       Policy          Account        Surrender         Death
       Year          Payment        at 5.00%          Loan            Value           Value          Benefit
--------------------------------------------------------------------------------------------------------------------------
      Current        100,000         100,000            0            100,000          93,000         448,956
         1              0            105,000            0            103,315          97,015         452,819
         2              0            110,250            0            106,745         101,145         456,505
         3              0            115,763            0            110,289         105,389         460,027
         4              0            121,551            0            113,948         109,748         463,392
         5              0            127,628            0            117,726         114,226         466,612
        10              0            162,889            0            138,419         138,419         480,791
        15              0            207,893            0            166,396         166,396         493,413
        20              0            265,330            0            198,992         198,992         506,244
        25              0            338,635            0            236,732         236,732         519,259
        30              0            432,194            0            280,005         280,005         532,412



  Allianz Life Insurance Company                                          Designed For: Jane Doe
  Minneapolis Minnesota                                                   Prepared By: Any Representative

                               Franklin Valuemark
                          Single Premium Variable Life
                        Female Non-Smoker Standard Issue

  Initial Face Amount: $448,956                                           Single Premium: $100,000
  Issue Age: 35                                                           State: MN
--------------------------------------------------------------------------------------------------------------------------

                           Summary of end of year values assuming a 12.00% gross rate of return.
                                              This illustration is based on CURRENT mortality costs.

                                     Premium                                        Net Cash           Net
      Policy                      Accumulation       Policy          Account        Surrender         Death
       Year          Payment        at 5.00%          Loan            Value           Value          Benefit
--------------------------------------------------------------------------------------------------------------------------
      Current        100,000         100,000            0            100,000          93,000         448,956
         1              0            105,000            0            109,356         103,056         481,014
         2              0            110,250            0            119,636         114,036         514,687
         3              0            115,763            0            130,927         126,027         550,114
         4              0            121,551            0            143,325         139,125         587,431
         5              0            127,628            0            156,938         153,438         626,792
        10              0            162,889            0            247,624         247,624         860,107
        15              0            207,893            0            396,118         396,118        1,174,608
        20              0            265,330            0            631,286         631,286        1,606,018
        25              0            338,635            0           1,002,296       1,002,296       2,198,486
        30              0            432,194            0           1,584,838       1,584,838       3,013,475

                           Summary of end of year values assuming a 12.00% gross rate of return.
                                        This  illustration is based on GUARANTEED mortality costs.

                                     Premium                                        Net Cash           Net
      Policy                      Accumulation       Policy          Account        Surrender         Death
       Year          Payment        at 5.00%          Loan            Value           Value          Benefit
--------------------------------------------------------------------------------------------------------------------------
      Current        100,000         100,000            0            100,000          93,000         448,956
         1              0            105,000            0            109,212         102,912         480,344
         2              0            110,250            0            119,316         113,716         513,242
         3              0            115,763            0            130,390         125,490         547,771
         4              0            121,551            0            142,525         138,325         584,054
         5              0            127,628            0            155,821         152,321         622,229
        10              0            162,889            0            243,728         243,728         846,574
        15              0            207,893            0            386,149         386,149        1,145,047
        20              0            265,330            0            608,737         608,737        1,548,652
        25              0            338,635            0            954,833         954,833        2,094,379
        30              0            432,194            0           1,489,530       1,489,530       2,832,253


  Allianz Life Insurance Company                                          Designed For: John Doe
  Minneapolis Minnesota                                                   Prepared By: Any Representative

                               Franklin Valuemark
                          Single Premium Variable Life
                         Male Non-Smoker Standard Issue

  Initial Face Amount: $400,205                                           Single Premium: $100,000
  Issue Age: 35                                                           State: MN
--------------------------------------------------------------------------------------------------------------------------

                            Summary of end of year values  assuming a 0.00% gross rate of return.
                                                This illustration is based on CURRENT mortality costs.

                                     Premium                                        Net Cash           Net
      Policy                      Accumulation       Policy          Account        Surrender         Death
       Year          Payment        at 5.00%          Loan            Value           Value          Benefit
--------------------------------------------------------------------------------------------------------------------------
      Current        100,000         100,000            0            100,000         93,000          400,205
         1              0            105,000            0             97,551         91,251          400,205
         2              0            110,250            0             95,113         89,513          400,205
         3              0            115,763            0             92,677         87,777          400,205
         4              0            121,551            0             90,241         86,041          400,205
         5              0            127,628            0             87,802         84,302          400,205
        10              0            162,889            0             75,393         75,393          400,205
        15              0            207,893            0             65,564         65,564          400,205
        20              0            265,330            0             53,541         53,541          400,205
        25              0            338,635            0             37,043         37,043          400,205
        30              0            432,194            0             12,100         12,100          400,205

                            Summary of end of year values assuming a 0.00% gross rate of return.
                                       This  illustration is based on GUARANTEED mortality costs.

                                     Premium                                        Net Cash           Net
      Policy                      Accumulation       Policy          Account        Surrender         Death
       Year          Payment        at 5.00%          Loan            Value           Value          Benefit
--------------------------------------------------------------------------------------------------------------------------
      Current        100,000         100,000            0            100,000         93,000          400,205
         1              0            105,000            0             97,419         91,119          400,205
         2              0            110,250            0             94,841         89,241          400,205
         3              0            115,763            0             92,258         87,358          400,205
         4              0            121,551            0             89,665         85,465          400,205
         5              0            127,628            0             87,060         83,560          400,205
        10              0            162,889            0             73,606         73,606          400,205
        15              0            207,893            0             62,220         62,220          400,205
        20              0            265,330            0             47,710         47,710          400,205
        25              0            338,635            0             26,886         26,886          400,205
        30              0            432,194            0               0               0            400,205


  Allianz Life Insurance Company                                          Designed For: John Doe
  Minneapolis Minnesota                                                   Prepared By: Any Representative

                               Franklin Valuemark
                          Single Premium Variable Life
                         Male Non-Smoker Standard Issue

  Initial Face Amount: $400,205                                           Single Premium: $100,000
  Issue Age: 35                                                           State: MN
--------------------------------------------------------------------------------------------------------------------------

                            Summaryof end of year values  assuming a 6.00% gross rate of return.
                                                 This illustration is based on CURRENT mortality costs.

                                     Premium                                        Net Cash           Net
      Policy                      Accumulation       Policy          Account        Surrender         Death
       Year          Payment        at 5.00%          Loan            Value           Value          Benefit
--------------------------------------------------------------------------------------------------------------------------
      Current        100,000         100,000            0            100,000          93,000         400,205
         1              0            105,000            0            103,458          97,158         404,213
         2              0            110,250            0            107,053         101,453         408,080
         3              0            115,763            0            110,784         105,884         411,819
         4              0            121,551            0            114,656         110,456         415,440
         5              0            127,628            0            118,674         115,174         418,952
        10              0            162,889            0            141,053         141,053         435,208
        15              0            207,893            0            171,455         171,455         450,842
        20              0            265,330            0            207,320         207,320         467,701
        25              0            338,635            0            248,719         248,719         486,232
        30              0            432,194            0            295,522         295,522         506,832

                            Summary of end of year values assuming a 6.00% gross rate of return.
                                                This  illustration is based on GUARANTEED mortality costs.

                                     Premium                                        Net Cash           Net
      Policy                      Accumulation       Policy          Account        Surrender         Death
       Year          Payment        at 5.00%          Loan            Value           Value          Benefit
--------------------------------------------------------------------------------------------------------------------------
      Current        100,000         100,000            0            100,000          93,000         400,205
         1              0            105,000            0            103,321          97,021         403,645
         2              0            110,250            0            106,767         101,167         406,931
         3              0            115,763            0            110,334         105,434         410,070
         4              0            121,551            0            114,026         109,826         413,071
         5              0            127,628            0            117,846         114,346         415,941
        10              0            162,889            0            138,907         138,907         428,588
        15              0            207,893            0            167,268         167,268         439,830
        20              0            265,330            0            200,014         200,014         451,218
        25              0            338,635            0            236,670         236,670         462,675
        30              0            432,194            0            276,462         276,462         474,144



  Allianz Life Insurance Company                                          Designed For: John Doe
  Minneapolis Minnesota                                                   Prepared By: Any Representative

                               Franklin Valuemark
                          Single Premium Variable Life
                         Male Non-Smoker Standard Issue

  Initial Face Amount: $400,205                                           Single Premium: $100,000
  Issue Age: 35                                                           State: MN
--------------------------------------------------------------------------------------------------------------------------

                           Summary of end of year values assuming a 12.00% gross rate of return.
                                                 This illustration is based on CURRENT mortality costs.

                                     Premium                                        Net Cash           Net
      Policy                      Accumulation       Policy          Account        Surrender         Death
       Year          Payment        at 5.00%          Loan            Value           Value          Benefit
--------------------------------------------------------------------------------------------------------------------------
      Current        100,000         100,000            0            100,000          93,000         400,205
         1              0            105,000            0            109,361         103,061         428,773
         2              0            110,250            0            119,655         114,055         458,771
         3              0            115,763            0            130,968         126,068         490,321
         4              0            121,551            0            143,399         139,199         523,547
         5              0            127,628            0            157,059         153,559         558,578
        10              0            162,889            0            248,274         248,274         766,031
        15              0            207,893            0            397,670         397,670        1,045,673
        20              0            265,330            0            633,746         633,746        1,429,692
        25              0            338,635            0           1,002,349       1,002,349       1,959,532
        30              0            432,194            0           1,570,848       1,570,848       2,694,067

                           Summary of end of year values assuming a 12.00% gross rate of return.
                                                 This  illustration is based on GUARANTEED mortality costs.

                                     Premium                                        Net Cash           Net
      Policy                      Accumulation       Policy          Account        Surrender         Death
       Year          Payment        at 5.00%          Loan            Value           Value          Benefit
--------------------------------------------------------------------------------------------------------------------------
      Current        100,000         100,000            0            100,000          93,000         400,205
         1              0            105,000            0            109,219         102,919         428,183
         2              0            110,250            0            119,341         113,741         457,508
         3              0            115,763            0            130,445         125,545         488,286
         4              0            121,551            0            142,624         138,424         520,630
         5              0            127,628            0            155,981         152,481         554,657
        10              0            162,889            0            244,581         244,581         754,637
        15              0            207,893            0            388,168         388,168        1,020,688
        20              0            265,330            0            611,902         611,902        1,380,415
        25              0            338,635            0            954,898         954,898        1,866,769
        30              0            432,194            0           1,472,008       1,472,008       2,524,552

IT IS EMPHASIZED THAT THE ASSUMED  INVESTMENT  RATES OF RETURN SHOWN ABOVE AND ELSEWHERE ARE  ILLUSTRATIVE  ONLY AND SHOULD NOT BE
DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN.  ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN
AND WILL DEPEND ON A NUMBER OF FACTORS,  INCLUDING THE  INVESTMENT  ALLOCATIONS  MADE BY AN OWNER AND RATES OF RETURN FOR THE FUND
PORTFOLIOS.  THE DEATH  BENEFIT,  ACCOUNT VALUE AND CASH  SURRENDER  VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE
ACTUAL GROSS RATES OF RETURN AVERAGED THE RATES SHOWN ABOVE OVER A PERIOD OF YEARS,  BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES
FOR INDIVIDUAL  POLICY YEARS.  NO  REPRESENTATIONS  CAN BE MADE BY THE COMPANY OR THE FUND THAT THIS ASSUMED  INVESTMENT  RATES OF
RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.